FINANCIAL INSTRUMENTS - Commodity Price Risk Management (Details)	12 Months Ended
	Dec. 31, 2022 $ / MMBTU tons	Dec. 31, 2021 $ / MMBTU tons
Commodity swap
Derivative [Line Items]
Notional quantity | tons	4,839,000	1,209,753
Minimum
Derivative [Line Items]
Derivative, forward price	49.50	23.25
Maximum
Derivative [Line Items]
Derivative, forward price	51.20	28.00